LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
LEASES
Schedule of components of lease expense

	Three Months Ended March 31,
	2026	2025
Operating lease costs	$40,561	$40,561
Total lease cost	$40,561	40,561

	2025	2024
Operating lease costs	$162,243	$162,243
Total lease cost	$162,243	$162,243

Schedule of operating lease assets and liabilities

	March 31, 2026	December 31, 2025
Operating lease right of use assets	$274,410	$312,041
Current portion of operating lease liability	159,382	156,797
Operating lease liability, net of current portion	126,082	167,290
Total operating lease liabilities	$285,464	$324,087

	2025	2024
Operating lease right of use assets	$312,041	$458,894
Current portion of operating lease liability	156,797	146,515
Operating lease liability, net of current portion	167,290	324,107
Total operating lease liabilities	$324,087	$470,622

Schedule of future minimum lease payments under non-cancelable operating leases

Quarter Ending March 31,	Operating Leases
2026	$124,658
2027	170,322
Total lease payments	294,980
Less: imputed interest	(9,516)
Total present value of lease liabilities	$285,464
17.

Future minimum lease payments under non-cancelable operating leases as of December 31, 2025 are as follows:

Years Ending December 31,	Operating Leases
2026	$166,210
2027	170,322
Total lease payments	336,532
Less: imputed interest	(12,446)
Total present value of lease liabilities	324,087